Subsequent Events - Additional Information (Details) - Khosla - USD ($) shares in Millions		2 Months Ended
	Jul. 06, 2021	Mar. 31, 2021
Subsequent Event [Line Items]
Sale of Public Shares, net of issuance costs		$ 12,500
Class A Common Stock
Subsequent Event [Line Items]
Sale of Public Shares, net of issuance costs (in shares)	27
Sale of Public Shares, net of issuance costs	$ 270,000,000